Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 172,780		$ 150,488		$ 135,776
Revenues for recovery expenses		2,281		1,820		1,362
Technical assistance fees		5,971		5,859		5,738
Other expenses	$ 41,741	$ 75,868	$ 14,582	$ 61,078	$ 47,641	$ 54,198